Share capital	12 Months Ended
Dec. 31, 2018
Share capital [Abstract]
Share capital
Share capital

a)	Common shares
Authorized
Unlimited common shares without par value
Issued

	Common shares
	Number (in thousands)	$
Balance as at January 1, 2018	84,052	499,200
Issued pursuant to exercise of warrants	1,172	3,977
Issued pursuant to exercise of stock options	276	1,473
Balance as at December 31, 2018	85,500	504,650

Balance as at January 1, 2017	52,808	299,815
Issued pursuant to Public Offering	25,645	162,324
Issued pursuant to exercise of warrants	85	297
Issued pursuant to exercise of derivative liability warrants (note 10)	4,020	29,953
Issued pursuant to exercise of stock options	1,494	6,811
Balance as at December 31, 2017	84,052	499,200

2018
November 30, 2018 ATM facility
On November 30, 2018 the Company entered into an Open Market Sale Agreement (the “Sale Agreement”) with Jefferies LLC (“Jefferies”) pursuant to which the Company may from time to time sell, through at-the-market (“ATM”) offerings, common shares that would have an aggregate offering price of up to US$30,000,000. Aurinia filed a prospectus supplement with securities regulatory authorities in Canada in the provinces of British Columbia, Alberta and Ontario, and with the United States Securities and Exchange Commission, which supplements Aurinia’s short form base shelf prospectus dated March 26, 2018, and Aurinia’s shelf registration statement on Form F-10 dated March 26, 2018, declared effective on March 29, 2018. The listing of any shares sold pursuant to the ATM offering is subject to the approval of the Toronto Stock Exchange and NASDAQ. Jefferies, at Aurinia’s discretion and instruction, were to use its commercially reasonable efforts to sell the Common Shares at market prices from time to time. Sales in the ATM offering would only be conducted in the United States through NASDAQ or another exchange at market prices. No sales were to be conducted in Canada or through the Toronto Stock Exchange.
There were no sales through this ATM Facility in 2018. Subsequent to the year end, this ATM facility was fully utilized as more fully described in Note 23.
2017
March 20, 2017 public offering
On March 20, 2017 the Company completed a public offering of 25,645,000 common shares at a price of $6.75 per share. The offering included 3,345,000 common shares from the overallotment exercised by the underwriters. Gross proceeds from this Offering were $173,104,000 and the share issue costs totaled $10,780,000 which included a 6% underwriting commission of $10,386,000 and other offering expenses.

b)	Warrants
Issued

	Warrants
	Number (in thousands)	$
Balance as at January 1, 2018	1,172	906
Warrants exercised	(1,172)	(906)
Balance as at December 31, 2018	—	—

Balance as at January 1, 2017	1,257	971
Warrants exercised	(85)	(65)
Balance as at December 31, 2017	1,172	906

A summary of the outstanding warrants as at December 31, 2018 is presented below:

Expiry date	Number (in thousands)	Weighted average exercise price $
February 14, 2019 (notes 11 and 23)	1,738	3.22
December 28, 2021 (note 11)	3,523	3.00
	5,261	3.07

c)	Stock options and compensation expense
A summary of the stock options outstanding as at December 31, 2018 and 2017 and changes during the years ended on those dates is presented below:

	2018		2017
	Number	Weighted average exercise price in CA$	Number	Weighted average exercise price in CA$
Outstanding – Beginning of year	4,864	4.80	4,052	3.74
Granted pursuant to Stock Option Plan	3,003	6.54	2,729	5.44
Exercised	(276)	4.40	(1,494)	3.42
Forfeited	—	—	(423)	3.54
Outstanding – End of year	7,591	5.51	4,864	4.80
Options exercisable – End of year	4,510	5.03	2,834	4.25

On June 8, 2016, the Shareholders of the Company approved the amendment to the Stock Option Plan to increase the maximum number of Common Shares reserved for issuance under the Stock Option Plan from 10% to 12.5% of the outstanding Common Shares of the Company at the time of granting.
Therefore, the maximum number of Common Shares issuable under the Stock Option Plan is equal to 12.5% of the issued and outstanding Common Shares at the time the Common Shares are reserved for issuance. As at December 31, 2018, there were 85,500,000 Common Shares of the Company issued and outstanding, resulting in a maximum of 10,688,000 options available for issuance under the Stock Option Plan. An aggregate total of 7,427,000 options are presently outstanding in the Stock Option Plan, representing 8.7% of the issued and outstanding Common Shares of the Company.
In addition, on May 2, 2016, the Company granted 200,000 inducement stock options to a new employee pursuant to Section 613(c) of the TSX Company Manual at a price of $2.92 (CA$3.66). These options vest in equal amounts over 36 months and are exercisable for a term of five years. In 2018 this employee exercised 20,000 (2017 - 16,000) of these options to hold 164,000. These options are recorded outside of the Company’s stock option plan.
The Stock Option Plan requires the exercise price of each option to be determined by the Board of Directors and not to be less than the closing market price of the Company’s stock on the day immediately prior to the date of grant. Any options which expire may be re-granted. The Board of Directors approves the vesting criteria and periods at its discretion. The options issued under the plan are accounted for as equity-settled share-based payments.
A summary of the stock options granted pursuant to the Stock Option Plan for the years ended December 31, 2018 and 2017 is presented below:
Year ended December 31, 2018

Grant date	Grant price(5) US$	Grant price(5) CA$	Number
February 1, 2018 - Employees(2)	5.30	6.52	503
February 1, 2018 - Officers(2)	5.30	6.52	1,675
February 5, 2018 - Chief Executive Officer(2)	5.19	6.42	400
February 5, 2018 - Directors(1)	5.19	6.42	150
February 9, 2018 - Director(1)	5.09	6.40	50
February 22, 2018 - Director(1)	5.46	6.92	50
March 21, 2018 - Officer (3)	5.40	7.06	150
October 17, 2018 - New Employees (3)	5.93	7.70	25
			3,003

Year ended December 31, 2017

Grant date	Grant price(5) US$	Grant price(5) CA$	Number
January 20, 2017 - New Director (1)	2.74	3.65	10
January 27, 2017 - Employee (2)	3.02	3.96	25
February 9, 2017 - Chief Executive Officer (4)	3.20	4.21	1,050
February 9, 2017 - Officers(2)	3.20	4.21	747
February 9, 2017 - Employees (2)	3.20	4.21	89
February 16, 2017 - Directors (1)	3.62	4.73	50
April 26, 2017 - Officer (5)	6.95	9.45	50
April 26, 2017 - Employees (3)	6.95	9.45	183
April 26, 2017 - Directors (3)	6.95	9.45	100
June 23, 2017 - New Director (3)	6.40	8.48	50
July 5, 2017 - New Officer (3)	6.24	8.10	280
September 20, 2017 - New Employees (3)	6.19	7.59	60
October 25, 2017 - New Employee (3)	5.72	7.30	5
November 20, 2017 - New Employees (3)	5.13	6.56	30
			2,729

1.	These options vest in equal amounts over 12 months and are exercisable for a term of ten years

2.	These options vest in equal amounts over 36 months and are exercisable for a term of ten years.

3.	These options vest 12/36 on the 12-month anniversary date and thereafter 1/36 per month over the next 24 months and are exercisable for a term of ten years.

4.	One quarter of the options vested immediately, with the remainder of the options vesting each month in equal amounts over a period of 36 months and are exercisable for a term of ten years.

5.	Stock options are granted at a Canadian Dollar (CA$) exercise price, and converted to US Dollars (US$) based on the exchange rate when these stock options are granted.

Application of the fair value method resulted in charges to stock-based compensation expense of $6,860,000 for the year ended December 31, 2018 (2017 – $4,242,000) with corresponding credits to contributed surplus. For the year ended December 31, 2018, stock compensation expense has been allocated to research and development expense in the amount of $2,697,000 (2017 – $993,000) and corporate, administration and business development expense in the amount of $4,163,000 (2017 – $3,249,000).
If the stock price volatility was higher by a factor of 10% on the option grant dates in 2018, this would have increased annual stock compensation expense by approximately $308,000. If the stock price volatility was lower by a factor of 10% on the grant date, this would have decreased annual stock compensation expense by approximately $265,000.
The Company used the Black-Scholes option pricing model to estimate the fair value of the options granted in 2018 and 2017.
The Company considers historical volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the expected life of the options was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of the grant. The expected life is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.
The following weighted average assumptions were used to estimate the fair value of the options granted during the year ended December 31:

	2018	2017
Annualized volatility	55%	74%
Risk-free interest rate	2.04%	1.31%
Expected life of options in years	4 years	6.6 years
Estimated forfeiture rate	22.4%	25.5%
Dividend rate	0.0%	0.0%
Exercise price	$5.29	$4.12
Market price on date of grant	$5.29	$4.12
Fair value per common share option	$2.89	$2.79

The following table summarizes information on stock options outstanding as at December 31, 2018:

Options outstanding			Options exercisable
Range of exercise prices CA$	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Number outstanding (in thousands)
3.39 - 4.00	828	3.37	764
4.21 - 5.19	3,075	5.42	2,446
6.40 - 6.92	2,805	9.09	882
7.06 - 9.45	883	8.61	418
	7,591	6.92	4,510